Exhibit 99.1

			Total Assets in ABS by Originator			Assets That Were Subject of Demand
Name of Issuing Entity	Check if Registered	Name of Originator	(#)	($)	(% of principal balance)	(#)	($) (3)	(% of principal balance)
Commercial Mortgage Back Securities
JPMBB Commercial Mortgage Securities Trust 2014-C21 CIK# 0001610796	☒	MC-Five Mile Commercial Mortgage Finance LLC	12	$112,085,537.00	8.9%	1	$6,757,772.13	0.54%

Total			12	$112,085,537.00	8.9%	1	$6,757,772.13	0.54%

	Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Footnote
Name of Issuing Entity	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($) (3)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(% of principal balance)
Commercial Mortgage Back Securities
JPMBB Commercial Mortgage Securities Trust 2014-C21 CIK# 0001610796	0	$0	0.0%	0	$0	0.0%	1	$6,757,772.13	0.54%	0	$0	0.0%	0	$0.0	0.00%	(1)

Total	0	$0	0.0%	0	$0	0.0%	1	$6,757,772.13	0.54%	0	$0	0.0%	0	$0.0	0.00%

(1)

Midland Loan Services (“Midland”) as special servicer for Wilmington Trust, National Association, as trustee for the registered holders of JP Morgan Chase 2014-C21 sent a letter (the “Letter”) dated November 20, 2015 to among other parties, MC-Five Mile Commercial Mortgage Finance LLC (“MC-Five”), asserting a breach of the securitization representation(s) made by MC-Five due to the Lockport Professional Park Realty LLC, failure to establish a lockbox account on or before June 30, 2014 in accordance with that certain letter agreement dated June 12, 2014.  Midland requested that the breach be cured within 90 days of the Letter. MC-Five has not admitted an actual representation breach. On February 16, 2016, MC-Five requested a 90 day extension to allow the parties to continue working towards a satisfactory resolution for all parties.